As filed with the Securities and Exchange Commission on October 10, 2013

Securities Act of 1933 Registration No. 033-51308

Investment Company Act of 1940 Registration No. 811-07142

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 123	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 126	☒

HIGHLAND FUNDS II

(formerly Pyxis Funds II)

(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

(formerly Pyxis Capital, L.P.)

200 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code:

1-972-628-4100

(Name and Address of Agent for Service)	Copy to:
Mr. Ethan Powell c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201	Mr. Brian Mitts c/o Highland Capital Management Fund Advisors, L.P. 200 Crescent Court, Suite 700 Dallas, Texas 75201

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or
☒	on November 8, 2013 pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to Highland Funds II (the “Registrant”) Post-Effective Amendment No. 93 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 95 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on March 13, 2012 (the “Post-Effective Amendment”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate November 8, 2013 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on March 13, 2012, which contains the Prospectus and the Statement of Additional Information describing Highland Frontier Debt Fund, a series of the Registrant. The Post-Effective Amendment was scheduled to become effective on October 11, 2013 pursuant to the Post-Effective Amendment No. 122 to the Registration Statement under the Securities Act filed with the Securities and Exchange Commission on September 12, 2013. This post-effective amendment is not intended to amend or supersede any information contained in the Post-Effective Amendment and is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas on this 10th day of October, 2013.

By:	/s/ Ethan Powell
Ethan Powell Executive Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Timothy K. Hui*	Trustee	October 10, 2013
Timothy K. Hui

/s/ Scott F. Kavanaugh*	Trustee	October 10, 2013
Scott F. Kavanaugh

/s/ Bryan A. Ward*	Trustee	October 10, 2013
Bryan A. Ward

	Trustee	October 10, 2013
John Honis

/s/ Ethan Powell	Executive Vice President and Secretary	October 10, 2013
Ethan Powell	(Principal Executive Officer)

/s/ Brian Mitts*	Treasurer (Principal Financial Officer and	October 10, 2013
Brian Mitts	Principal Accounting Officer)

*By:	/s/ Ethan Powell
Ethan Powell
Attorney-in-Fact** October 10, 2013

**	Pursuant to power of attorney filed with the SEC on July 13, 2011 as part of the Post-Effective Amendment No. 62 to the Registration Statement under the Securities Act and Amendment No. 64 to the Registration Statement under the 1940 Act.